Net Loss Per Common Share - Basic and diluted net loss per share attributable to ordinary shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (25,650)	$ (56,825)	$ (79,433)	$ (10,702)	$ (6,660)	$ (5,523)	$ (161,908)	$ (22,885)	$ (54,875)	$ (29,024)
Net loss attributable to ordinary shareholders - basic and diluted	$ (25,650)			$ (10,702)			$ (161,908)	$ (22,885)	$ (57,095)	$ (28,007)
Denominator:
Weighted-average number of ordinary shares used in net loss per share - Basic	11,542,639			11,324,677			11,453,864	11,324,677
Weighted-average number of ordinary shares used in net loss per share - diluted	11,542,639			11,324,677			11,453,864	11,324,677
Earnings Per Share, Basic and Diluted	$ (2.22)			$ (0.95)			$ (14.14)	$ (2.02)	$ (4.85)	$ (2.56)
Net loss per share - basic	(2.22)			(0.95)			(14.14)	(2.02)
Net loss per share - diluted	$ (0.22)			$ (0.95)			$ (14.14)	$ (2.02)